Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits From Brazilian Central Bank And Deposits From Credit Institutions
Real	R$ 46,952,884	R$ 62,322,887	R$ 77,743,482
Euro		9,309	13,156
US dollar	68,661,828	58,673,713	53,900,324
Other currencies	464,302
Total	R$ 116,079,014	R$ 121,005,909	R$ 131,656,962